Prospectus Supplement

April 30, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 30, 2021 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2021

Frontier Markets Portfolio (the "Fund")

Important Notice Regarding Change in Investment Policy

At a meeting held on April 21-22, 2021, the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board"), on behalf of the Fund, approved changing the Fund's name. Accordingly, effective June 30, 2021, the Fund's name is changed to Next Gen Emerging Markets Portfolio.

The Fund has a policy that provides, under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies operating in frontier emerging market countries. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days' notice in writing of any changes. At the meeting held on April 21-22, 2021, the Board, on behalf of the Fund, approved modifying this policy to provide that, under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies operating in emerging market countries, which include frontier emerging market countries. This change will be effective June 30, 2021.

At the meeting held on April 21-22, 2021, the Board, on behalf of the Fund, approved eliminating the Fund's investment policy that the Fund invest more than 25% of its total assets in the banking industry (i.e., "concentrate" in the banking industry), subject to stockholder approval. If approved by stockholders, the Fund's strategies, risks and investment policy will be modified accordingly and the Fund will not be permitted to "concentrate" in securities of companies within one industry. Additional information will be included in the proxy statement that is anticipated to be mailed on or about May 14, 2021, to stockholders of the Fund as of the record date. If approved by stockholders of the Fund, this change is anticipated to occur on or about June 30, 2021. This supplement is not a solicitation of a proxy.

The Prospectus will hereby be amended as follows:

Effective June 30, 2021, the section of the Prospectus entitled "Fund Summary—Frontier Markets Portfolio—Principal Investment Strategies" will be as follows (the following does not reflect the elimination of the Fund's concentration policy, which would be removed if approved by stockholders):

The Fund's Adviser seeks to achieve the Fund's investment objective by investing primarily in growth-oriented equity securities in emerging markets, which include frontier emerging markets.

The Adviser's investment approach combines top-down macro and thematic allocation with bottom-up stock selection. The Adviser allocates the Fund's assets among emerging markets, including frontier emerging markets, based on relative economic, political and social fundamentals, market valuations and investor sentiment. To manage risk, the Adviser emphasizes macroeconomic and fundamental research.

The investment process integrates information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser believes that monitoring ESG helps build a more complete picture of the opportunities and risks facing companies, and seeks to engage directly with company management to gain insights on how each company addresses material ESG issues and how these may affect long-term financial performance. The investment process excludes holdings in tobacco companies.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies operating in emerging market countries, which include frontier emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. Emerging market or developing countries are countries that major international financial institutions or the MSCI Emerging Markets Net Index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The equity securities in which the Fund may primarily invest include common and preferred stocks, convertible securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Fund may hold or have exposure to equity securities of companies of any size, including small and medium capitalization companies, and to companies in any industry or sector. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its total assets in the banking industry. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The Fund invests primarily in equity securities of companies operating in frontier emerging market countries. The term "frontier emerging markets" refers to those emerging market countries outside the "mainstream" emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. Frontier emerging market countries include, among others, Albania, Algeria, Argentina, Bahrain, Bangladesh, Bolivia, Botswana, Bulgaria, Chile, Colombia, Costa Rica, Cote d'Ivoire, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Estonia, Ethiopia, Georgia, Ghana, Greece, Guatemala, Guinea, Haiti, Honduras, Hungary, Iceland, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Laos, Latvia, Lebanon, Lithuania, Malaysia, Mauritius, Mexico, Mongolia, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Poland, Philippines, Qatar, Romania, Russia, Rwanda, Saudi Arabia, Serbia, Senegal, Slovenia, Slovakia, South Africa, Sri Lanka, Tanzania, Trinidad & Tobago, Thailand, Turkey, Turkmenistan, Ukraine, United Arab Emirates, Uganda, Uruguay, Uzbekistan, Vietnam, and Zambia. The countries within the "frontier emerging markets" universe, as well as the countries in which the Fund invests, may change from time to time.

For purposes of maintaining exposure of at least 80% of the Fund's assets to equity securities of companies operating in emerging market countries, which include frontier emerging market countries, the Fund may also invest in American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts with respect to companies operating in emerging market countries, securities of other open- and closed-end investment companies, including exchange-traded funds ("ETFs"), and derivative instruments as described herein.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Effective June 30, 2021, the section of the Prospectus entitled "Details of the Fund—Frontier Markets Portfolio—Approach" will be as follows:

The Adviser seeks to achieve the Fund's investment objective by investing primarily in growth-oriented equity securities in emerging markets, which include frontier emerging markets. The Adviser's investment approach combines top-down macro and thematic allocation with bottom-up stock selection. The Adviser allocates the Fund's assets among emerging markets, including frontier emerging markets, based on relative economic, political and social fundamentals, market valuations and investor sentiment.

Effective June 30, 2021, the section of the Prospectus entitled "Details of the Fund—Frontier Markets Portfolio—Process" will be as follows (the following does not reflect the elimination of the Fund's concentration policy, which would be removed if approved by stockholders):

The Adviser's global strategists analyze the global economic environment, particularly its impact on emerging markets countries, which include frontier emerging markets countries, and allocate the Fund's assets among emerging markets, including frontier emerging markets, based on relative economic, political and social fundamentals, market valuations and investor sentiment.

The Adviser invests in countries based on the work of country specialists who conduct extensive fundamental analysis of companies within these markets and seek to identify companies with strong earnings growth prospects. To manage risk, the Adviser emphasizes macroeconomic and fundamental research. The Adviser generally considers selling a portfolio holding when it determines that the holding no longer satisfies its investment criteria.

The investment process integrates information about environmental, social and governance issues (also referred to as ESG) when making investment decisions. The Adviser believes that monitoring ESG helps build a more complete picture of the opportunities and risks facing companies, and seeks to engage directly with company management to gain insights on how each company addresses material ESG issues and how these may affect long-term financial performance. The investment process excludes holdings in tobacco companies.

Under normal circumstances, at least 80% of the Fund's assets will be invested in equity securities of companies operating in emerging market countries, which include frontier emerging market countries. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes. Emerging market or developing countries are countries that major international financial institutions or the MSCI Emerging Markets Net Index generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. Emerging market or developing countries can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe.

The equity securities in which the Fund may primarily invest include common and preferred stocks, convertible securities, rights, warrants, depositary receipts, limited partnership interests and other specialty securities having equity features. The Fund may hold or have exposure to equity securities of companies of any size, including small and medium capitalization companies, and to companies in any industry or sector. The Fund has a fundamental policy (i.e., one that cannot be changed without shareholder approval) of investing 25% or more of its total assets in the banking industry.

The Fund invests primarily in equity securities of companies operating in frontier emerging market countries. The Adviser considers a company to be located in a frontier emerging market country if (i) the principal trading market for its securities is in a frontier emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue or profits from goods produced, sales made or services performed in frontier emerging markets countries or has at least 50% of its assets, core business operations and/or employees in frontier emerging markets countries or (iii) it is organized under the laws of, or has a principal office in, a frontier emerging market country. The Adviser applies a similar test when considering whether a company is located in an emerging market country. By applying this test, it is possible that a particular issuer could be deemed to be from more than one country. For example, a company that derives 50% or more of its annual revenues or profits from services performed in a frontier emerging market country can be deemed to be operating in that country even though it was organized under the laws of another country and its principal trading market is also a different country.

In addition, certain of the issuers that fall within categories (ii) and (iii) above may or may not have a principal trading market in a frontier emerging market country or emerging market country and, while exposing the Fund's assets to the economic benefits of investing in a frontier emerging market country or emerging market country, may not do so to the same extent as an issuer with a principal trading market in a frontier emerging market country or emerging market country.

The term "frontier emerging markets" refers to those emerging market countries outside the "mainstream" emerging markets, whose capital markets have traditionally been difficult for foreign investors to enter or are in early stages of capital market and/or economic development. Frontier emerging market countries include, among others, Albania, Algeria, Argentina, Bahrain, Bangladesh, Bolivia, Botswana, Bulgaria, Chile, Colombia, Costa Rica, Cote d'Ivoire, Croatia, Czech Republic, Dominican Republic, Ecuador, Egypt, Estonia, Ethiopia, Georgia, Ghana, Greece, Guatemala, Guinea, Haiti, Honduras, Hungary, Iceland, Indonesia, Jamaica, Jordan, Kazakhstan, Kenya, Kuwait, Laos, Latvia, Lebanon, Lithuania, Malaysia, Mauritius, Mexico, Mongolia, Morocco, Mozambique, Namibia, Nigeria, Oman, Pakistan, Panama, Paraguay, Peru, Poland, Philippines, Qatar, Romania, Russia, Rwanda, Saudi Arabia, Serbia, Senegal, Slovenia, Slovakia, South Africa, Sri Lanka, Tanzania, Trinidad & Tobago, Thailand, Turkey, Turkmenistan, Ukraine, United Arab Emirates, Uganda, Uruguay, Uzbekistan, Vietnam, and Zambia. The countries within the "frontier emerging markets" universe, as well as the countries in which the Fund invests, may change from time to time.

For purposes of maintaining exposure of at least 80% of the Fund's assets to equity securities of companies operating in emerging market countries, which include frontier emerging market countries, the Fund may also invest in ADRs, GDRs and other types of depositary receipts with respect to companies operating in emerging market countries, securities of other open- and closed-end investment companies, including ETFs, and derivative instruments as described herein.

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based on the value of an underlying asset, interest rate, index or financial instrument. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, contracts for difference ("CFDs"), structured investments and other related instruments and techniques. The Fund may utilize foreign currency forward exchange contracts, which are also derivatives, in connection with its investments in foreign securities. Derivative instruments used by the Fund will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For purposes of policies adopted in accordance with Rule 35d-1 under the 1940 Act, the term "assets," as defined in Rule 35d-1 under the 1940 Act, means net assets plus the amount of any borrowings for investment purposes.

Effective June 30, 2021, the Fund's primary benchmark index will change from the MSCI Frontier Markets Index to the MSCI Frontier Emerging Markets Index because Morgan Stanley Investment Management Inc., the Fund's adviser, believes the MSCI Frontier Emerging Markets Index is a more appropriate benchmark for the Fund in light of the changes to the Fund's investment strategies.

Effective May 31, 2021, Omair Ansari will no longer serve as a portfolio manager of the Fund. Accordingly, at such time, all references to Mr. Ansari will be removed from the Fund's Prospectus.

Please retain this supplement for future reference.

  IFIFM35D1PROSPT 4/21

Statement of Additional Information Supplement

April 30, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated April 30, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2021

Frontier Markets Portfolio (the "Fund")

At a meeting held on April 21-22, 2021, the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board"), on behalf of the Fund, approved changing the Fund's name. Accordingly, effective June 30, 2021, the Fund's name is changed to Next Gen Emerging Markets Portfolio.

At the meeting held on April 21-22, 2021, the Board, on behalf of the Fund, approved eliminating the Fund's investment policy that the Fund invest more than 25% of its total assets in the banking industry (i.e., "concentrate" in the banking industry), subject to stockholder approval. If approved by stockholders, the Fund's investment policy will be modified accordingly and the Fund will not be permitted to "concentrate" in securities of companies within one industry. Additional information will be included in the proxy statement that is anticipated to be mailed on or about May 14, 2021, to stockholders of the Fund as of the record date. If approved by stockholders of the Fund, this change is anticipated to occur on or about June 30, 2021. This supplement is not a solicitation of a proxy.

The Statement of Additional Information is hereby amended as follows:

Effective May 31, 2021, Omair Ansari will no longer serve as a portfolio manager of the Fund. Accordingly, at such time, all references to Mr. Ansari will be removed from the Fund's Statement of Additional Information.

Please retain this supplement for future reference.